Segment Reporting	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
The Company’s segments are described in "Item 18 – Financial Statements: Note 3" to the Company’s Annual Report on Form 20-F for the year ended December 31, 2020. The Company allocates capital and assesses performance from the separate perspectives of its two publicly-traded subsidiaries Teekay LNG and Teekay Tankers (together, the Daughter Entities), Teekay and its remaining subsidiaries (or Teekay Parent), as well as from the perspective of the Company's lines of business. The primary focus of the Company’s organizational structure, internal reporting and allocation of resources by the chief operating decision maker is on the Daughter Entities and Teekay Parent (the Legal Entity approach) and its segments are presented accordingly on this basis. The Company has three primary lines of business: (1) offshore production (FPSO units), (2) LNG and liquefied petroleum gas (or LPG) carriers, and (3) conventional tankers. The Company manages these businesses for the benefit of all stakeholders. The Company incorporates the primary lines of business within its segments, as in certain cases there is more than one line of business in each Daughter Entity and the Company believes this information allows a better understanding of the Company’s performance and prospects for future net cash flows.

The following table includes the Company’s revenues by segment for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers	146,577	148,935	448,148	437,027

Teekay Tankers
Conventional Tankers	115,890	170,240	382,059	758,632

Teekay Parent
Offshore Production	12,030	16,245	35,137	90,965
Other	45,856	61,097	139,570	166,752
	57,886	77,342	174,707	257,717

	320,353	396,517	1,004,914	1,453,376

The following table includes the Company’s (loss) income from vessel operations by segment for the three and nine months ended September 30, 2021 and 2020:

	Income from Vessel Operations(1)
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers	57,644	69,597	192,991	160,924

Teekay Tankers
Conventional Tankers	(41,494)	(29,193)	(172,771)	183,919

Teekay Parent
Offshore Production	2,572	(20,586)	35,087	(44,394)
Other	263	(8,434)	(2,115)	(11,665)
	2,835	(29,020)	32,972	(56,059)

	18,985	11,384	53,192	288,784

(1)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
A reconciliation of total segment assets to consolidated total assets presented in the accompanying unaudited consolidated balance sheets is as follows:

	September 30, 2021	December 31, 2020
	$	$
Teekay LNG – Liquefied Gas Carriers	4,704,364	4,647,242
Teekay Tankers – Conventional Tankers	1,588,969	1,743,013
Teekay Parent – Offshore Production	16,533	30,845
Teekay Parent – Other	15,304	60,002
Cash and cash equivalents	235,973	348,785
Other assets not allocated	64,474	132,425
Eliminations	(23,328)	(16,400)
Consolidated total assets	6,602,289	6,945,912